Cover	Aug. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2022
Entity File Number	001-41130
Entity Registrant Name	Vacasa, Inc.
Entity Central Index Key	0001874944
Entity Tax Identification Number	87-1995316
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	850 NW 13th Avenue
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97209
City Area Code	503
Local Phone Number	345-9399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	VCSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true